INVESTMENT IN PREMIUM NICKEL RESOURCES INC. (Details Narrative)				3 Months Ended			6 Months Ended		12 Months Ended	19 Months Ended
	May 06, 2022 USD ($)	Mar. 03, 2022 USD ($)	Jan. 02, 2020 CAD ($)	Jun. 30, 2022 CAD ($) $ / shares	Mar. 31, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 CAD ($) $ / shares shares	Jun. 30, 2021 CAD ($)	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($)	Apr. 28, 2022 $ / shares	Apr. 02, 2022 $ / shares	Dec. 31, 2021 CAD ($)	Apr. 20, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares											$ 0.48	$ 0.48		$ 0.24
Assets				$ 41,859,000			$ 41,859,000						$ 41,683,000
Profit (loss)				(983,000)		$ (421,000)	(1,373,000)	$ (1,546,000)
Warrant liability				28,687,199			28,687,199
Revaluation loss				19,712,297			19,712,297
Professional fees expense			$ 19,106	51,000		20,000	72,000	33,000		$ 30,951
Administrative expenses				27,000		35,000	58,000	52,000
Amounts receivable, related party transactions				$ 280,000			$ 280,000						$ 199,000
Borrowings		$ 1,000,000
Borrowings, interest rate		10.00%
Percentage of lender fee		3.00%
Borrowings, maturity		April 30, 2022
Repayment of promissory note	$ 1,045,890
Premium Nickel Resources [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired													10.00%
Assets					$ 21,187,000
Profit (loss)					$ 23,649,000
Memorandum of Understanding [Member] | Premium Nickel Resources [Member]
IfrsStatementLineItems [Line Items]
Number of units subscribed | shares							2,400,000
Par value per share | $ / shares				$ 0.01			$ 0.01
Investments accounted for using equity method				$ 24,000			$ 24,000
Investment description							The Company’s initial investment also included Premium Nickel issuing the Company a non-transferable share purchase warrant (the “Warrant”), which entitles the Company to purchase common shares of Premium Nickel, for up to 15% of the capital of Premium Nickel upon payment of US $10 million prior to the fifth anniversary of the date of issue
Assets				7,170,054			$ 7,170,054
Profit (loss)							27,630,005
Memorandum of Understanding [Member] | Premium Nickel Resources [Member] | Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of units subscribed | shares									4,657,711
Investments accounted for using equity method									$ 154,164				$ 441,446
Proportion of ownership interest in subsidiary									11.01%
Service Agreement [Member] | Premium Nickel Resources [Member]
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method				866,848		793,017	$ 866,848	793,017
Investment description							The Company will charge Premium Nickel for expenses incurred and has the right to charge a 2% administrative fee on third party expenses. The Company will invoice Premium Nickel on a monthly basis and payment shall be made by Premium Nickel no later than 15 days after receipt of such invoice. The term of the Service Agreement is for an initial period of 3 years and can be renewed for an additional 1 year period. The Service Agreement can be terminated within 30 days notice, for non-performance, by the Company giving 6 months notice or Premium Nickel within 90 days provided the Company no longer owns at least 10% of the outstanding common shares of Premium Nickel
Professional fees expense							$ 937,583	844,379
Administrative expenses							17,212
Amounts receivable, related party transactions				$ 279,880		$ 214,195	$ 279,880	$ 214,195